Shareholders' Equity - Schedule of Preferred Shares Issued and Outstanding (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock
Preferred stock, value	$ 7,041	$ 7,215
Preferred shares
Class of Stock
Preferred stock, shares	44,000,000	52,000,000
Preferred stock, value	$ 1,077	$ 1,277
Share issuance costs, net of taxes	$ (29)	$ (29)
Preferred shares | Series A
Class of Stock
Preferred stock, shares	6,746,679	5,511,220
Preferred stock, value	$ 169	$ 138
Preferred shares | Series B
Class of Stock
Preferred stock, shares	1,253,321	2,488,780
Preferred stock, value	$ 31	$ 62
Preferred shares | Series C
Class of Stock
Preferred stock, shares	8,000,000	8,000,000
Preferred stock, value	$ 206	$ 206
Preferred shares | Series E
Class of Stock
Preferred stock, shares	8,000,000	8,000,000
Preferred stock, value	$ 200	$ 200
Preferred shares | Series G
Class of Stock
Preferred stock, shares	6,885,823	6,885,823
Preferred stock, value	$ 172	$ 172
Preferred shares | Series H
Class of Stock
Preferred stock, shares	1,114,177	1,114,177
Preferred stock, value	$ 28	$ 28
Preferred shares | Series I
Class of Stock
Preferred stock, shares	0	8,000,000
Preferred stock, value	$ 0	$ 200
Preferred shares | Series K
Class of Stock
Preferred stock, shares	12,000,000	12,000,000
Preferred stock, value	$ 300	$ 300